EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 24,611	€ 23,924
Included in the consolidated income statement	142	354
Actuarial losses/(gains) from financial assumptions	685	1,812
Benefits paid	(2,128)	(1,509)
Other changes	(65)	30
Net defined benefit obligation	23,245	24,611
Italian employee severance indemnity (TFR)
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	23,783	23,119
Included in the consolidated income statement	0	391
Actuarial losses/(gains) from financial assumptions	820	1,580
Benefits paid	(1,964)	(1,337)
Other changes	2	30
Net defined benefit obligation	22,641	23,783
Pension plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	828	805
Included in the consolidated income statement	142	(37)
Actuarial losses/(gains) from financial assumptions	(135)	232
Benefits paid	(164)	(172)
Other changes	(67)	0
Net defined benefit obligation	€ 604	€ 828